SCHEDULE OF OPERATING LEASE AMOUNTS PROFIT AND LOSS AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Depreciation expense of operating lease right-of-use assets	$ 1,173	¥ 190,792	¥ 150,145	¥ 188,520
Interest expense on operating lease liabilities	59	9,537	9,320	13,262
Expenses relating to short-term leases and low-value leases	130	21,195	7,392	8,278
(Gain) loss from lease modification or termination	$ 9	¥ 1,525	¥ 10,239	¥ 102